Sale of assets (Details) - CNG Compressor Business $ in Thousands	Jul. 25, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale of segment	$ 14,729
Net gain on sale of assets	$ 9,910